SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of subsidiaries [line items]
Revenue	$ 19,406	$ 18,083	$ 37,986	$ 36,027
Net income attributable to shareholders	364	272	466	345
Total assets	525,515		525,515		$ 518,971
Total liabilities	358,879		358,879		352,777
Non-controlling interest - preferred equity	230		230		230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	1,825	289	2,587	1,146
Net income attributable to shareholders	364	272	466	345
Total assets	79,358		79,358		79,866
Total liabilities	32,787		32,787		31,980
Non-controlling interest - preferred equity	0		0		0
BFI
Disclosure of subsidiaries [line items]
Revenue	158	125	317	233
Net income attributable to shareholders	22	(4)	43	(20)
Total assets	15,016		15,016		15,283
Total liabilities	13,178		13,178		13,636
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	74	(31)	113	(21)
Net income attributable to shareholders	49	(40)	69	(40)
Total assets	1,951		1,951		1,463
Total liabilities	1,941		1,941		1,454
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Inc IV
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
BFL
Disclosure of subsidiaries [line items]
Revenue	0	0		0
Net income attributable to shareholders	0	0		0
Total assets	0		0		0
Total liabilities	2		2		2
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	3	0	7	4
Net income attributable to shareholders	3	0	7	4
Total assets	168		168		168
Total liabilities	1		1		1
Non-controlling interest - preferred equity	230		230		230
US LLC Issuer
Disclosure of subsidiaries [line items]
Revenue	11	11	22	22
Net income attributable to shareholders	0	0	0
Total assets	552		552		552
Total liabilities	550		550		550
Non-controlling interest - preferred equity	0		0		0
BIC
Disclosure of subsidiaries [line items]
Revenue	91	41	182	84
Net income attributable to shareholders	94	(41)	182	(27)
Total assets	26,845		26,845		28,770
Total liabilities	3,986		3,986		4,278
Non-controlling interest - preferred equity	0		0		0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	22,068	21,078	42,111	40,665
Net income attributable to shareholders	3,687	2,538	5,242	4,527
Total assets	586,285		586,285		573,577
Total liabilities	344,470		344,470		338,716
Non-controlling interest - preferred equity	0		0		0
Brookfield Finance Inc V
Disclosure of subsidiaries [line items]
Revenue	0	0	0	0
Net income attributable to shareholders	0	0	0	0
Total assets	0		0		0
Total liabilities	0		0		0
Non-controlling interest - preferred equity	0		0		0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(4,824)	(3,430)	(7,353)	(6,106)
Net income attributable to shareholders	(3,855)	$ (2,453)	(5,543)	$ (4,444)
Total assets	(184,660)		(184,660)		(180,708)
Total liabilities	(38,036)		(38,036)		(37,840)
Non-controlling interest - preferred equity	$ 0		$ 0		$ 0